Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Securities
Amortized cost	$ 41,592	$ 30,739	$ 24,472
Loans
Consumer instalment and other personal	69,818	68,629	67,736
Credit cards	7,672	8,763	8,859
Business and government	268,695	230,903	227,609
Loans gross of allowance for loan losses	471,719	432,736	427,944
Deposits	653,710	582,288	568,143
Securitization and structured entities' liabilities	27,888	27,037	27,159
Subordinated Debt	7,344	$ 7,023	6,995
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	41,592		24,472
Loans
Residential mortgages	125,451		123,676
Consumer instalment and other personal	69,197		67,200
Credit cards	7,331		8,623
Business and government	262,743		224,442
Loans gross of allowance for loan losses	464,722		423,941
Deposits	637,393		552,314
Securitization and structured entities' liabilities	27,888		27,159
Subordinated Debt	7,344		6,995
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	42,113		24,622
Loans
Residential mortgages	126,182		124,093
Consumer instalment and other personal	69,646		67,516
Credit cards	7,331		8,623
Business and government	264,445		225,145
Loans gross of allowance for loan losses	467,604		425,377
Deposits	638,530		553,444
Securitization and structured entities' liabilities	28,409		27,342
Subordinated Debt	$ 7,399		$ 7,223